Templeton Global Income Fund

Statement of Investments, November 30, 2011 (unaudited)

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Income Fund

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

	Shares	
Total Foreign Government and Agency Securities (Cost $48,023,753)		44,750,653
Total Investments before Money Market Funds (Cost $1,093,770,923)		1,182,988,535
Money Market Funds (Cost $2,962,277) 0.2%		
United States 0.2%		
[i,j]Institutional Fiduciary Trust Money Market Portfolio	2,962,277	2,962,277
Total Investments (Cost $1,096,733,200) 96.6%		1,185,950,812
Other Assets, less Liabilities 3.4%		42,173,803
Net Assets 100.0%		$ 1,228,124,615

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] The coupon rate shown represents the rate at period end.
[b] The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[c] Principal amount is stated in 1,000 Brazilian Real Units.
[d] Redemption price at maturity is adjusted for inflation.
[e] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2011, the aggregate value of these securities was $59,600,557, representing 4.85% of net assets.
[f] Principal amount is stated in 100 Mexican Peso Units.
[g] A supranational organization is an entity formed by two or more central governments through international treaties.
[h] The security is traded on a discount basis with no stated coupon rate.
[i] Non-income producing.
[j] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At November 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount[*]		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	DBAB	Sell	13,946,000	14,308,596		12/01/11	$ -	$ (31,616)
Australian Dollar	DBAB	Buy	13,946,000	12,795,455		12/01/11	1,544,827	-
Japanese Yen	DBAB	Sell	572,745,000	6,843,649		12/01/11	-	(544,924)
Japanese Yen	DBAB	Buy	572,745,000	7,385,493		12/01/11	3,079	-
Norwegian Krone	UBSW	Buy	16,770,000	2,032,727	EUR	12/01/11	171,692	-
Norwegian Krone	UBSW	Sell	16,770,000	2,164,374	EUR	12/01/11	5,232	-
Philippine Peso	DBAB	Buy	16,500,000	384,714		12/05/11	-	(6,792)
Euro	HSBK	Sell	3,548,865	4,650,077		12/06/11	-	(119,384)
Euro	UBSW	Sell	1,325,806	1,765,682		12/07/11	-	(16,142)
Australian Dollar	DBAB	Buy	12,536,000	11,849,430		12/09/11	1,028,171	-
Australian Dollar	BZWS	Buy	6,958,000	6,498,772		12/12/11	646,167	-
Swedish Krona	DBAB	Buy	93,370,021	10,071,083	EUR	12/15/11	240,214	-
Malaysian Ringgit	JPHQ	Buy	16,656,368	5,261,179		12/16/11	-	(26,039)
Malaysian Ringgit	JPHQ	Buy	11,285,211	3,558,095		12/19/11	-	(11,781)

Malaysian Ringgit	JPHQ	Sell	11,285,211	3,681,601	12/19/11	135,287	-
Malaysian Ringgit	HSBK	Buy	8,175,565	2,566,332	12/22/11	2,317	-
Malaysian Ringgit	HSBK	Buy	3,901,727	1,228,852	12/23/11	-	(3,059)
Japanese Yen	BOFA	Sell	638,748,000	8,258,907	12/28/11	12,198	-
Malaysian Ringgit	HSBK	Buy	4,516,266	1,440,871	12/28/11	-	(22,449)
Japanese Yen	CITI	Sell	230,997,000	2,964,693	12/29/11	-	(17,739)
Japanese Yen	BZWS	Sell	930,663,000	11,939,230	12/30/11	-	(77,038)
Japanese Yen	DBAB	Sell	572,745,000	7,391,212	1/04/12	14,552	-
New Israeli Shekel	DBAB	Buy	48,521,000	13,606,562	1/09/12	-	(709,987)
Japanese Yen	BZWS	Sell	189,880,000	2,296,010	1/10/12	-	(156,054)
Japanese Yen	UBSW	Sell	94,930,000	1,148,064	1/10/12	-	(77,838)
Japanese Yen	CITI	Sell	94,950,000	1,148,848	1/10/12	-	(77,313)
Euro	DBAB	Sell	10,295,000	13,341,188	1/11/12	-	(499,821)
Euro	UBSW	Sell	6,354,000	8,224,776	1/11/12	-	(317,795)
Japanese Yen	DBAB	Sell	95,240,000	1,151,897	1/12/12	-	(78,048)
Japanese Yen	HSBK	Sell	95,340,000	1,155,426	1/12/12	-	(75,810)
Chilean Peso	MSCO	Buy	1,432,600,000	2,823,135	1/13/12	-	(60,014)
Euro	UBSW	Sell	5,675,942	7,340,128	1/13/12	-	(290,967)
Euro	JPHQ	Sell	3,792,783	4,905,017	1/13/12	-	(194,241)
Euro	BZWS	Sell	3,027,169	3,914,130	1/13/12	-	(155,788)
Euro	CITI	Sell	2,459,575	3,179,050	1/13/12	-	(127,758)
Japanese Yen	BZWS	Sell	275,350,000	3,333,535	1/13/12	-	(222,436)
Japanese Yen	HSBK	Sell	277,440,000	3,361,402	1/13/12	-	(221,560)
Japanese Yen	UBSW	Sell	219,020,000	2,652,730	1/13/12	-	(175,774)
Philippine Peso	JPHQ	Buy	282,044,000	6,406,451	1/13/12	31,876	-
Philippine Peso	HSBK	Buy	45,260,000	1,029,034	1/17/12	3,807	-
Philippine Peso	DBAB	Buy	50,543,000	1,134,396	1/18/12	18,912	-
Philippine Peso	HSBK	Buy	88,621,000	1,989,471	1/18/12	32,714	-
Euro	BZWS	Sell	2,459,575	3,277,876	1/19/12	-	(29,105)
Philippine Peso	DBAB	Buy	31,623,000	712,069	1/19/12	9,458	-
Philippine Peso	JPHQ	Buy	126,210,000	2,805,602	1/19/12	74,075	-
British Pound	BZWS	Buy	5,571,287	8,827,320	1/24/12	-	(88,529)
British Pound	DBAB	Buy	5,555,552	8,793,994	1/24/12	-	(79,884)
British Pound	CITI	Buy	3,709,912	5,862,663	1/24/12	-	(43,514)
Euro	UBSW	Sell	4,351,556	5,864,549	1/25/12	13,432	-
British Pound	DBAB	Buy	2,903,777	4,620,345	1/26/12	-	(65,734)
Japanese Yen	BZWS	Sell	758,940,000	9,226,112	1/26/12	-	(577,127)
Japanese Yen	UBSW	Sell	664,000,000	8,077,368	1/26/12	-	(499,531)
Japanese Yen	DBAB	Sell	631,276,974	7,688,474	1/26/12	-	(465,740)
Philippine Peso	HSBK	Buy	115,412,000	2,563,002	1/26/12

							68,844	-
British Pound	JPHQ	Buy	730,800	1,162,703		1/27/12	-	(16,444)
British Pound	BZWS	Buy	3,680,082	5,788,125		1/27/12	-	(15,923)
British Pound	MSCO	Buy	2,193,171	3,452,567		1/27/12	-	(12,582)
Chilean Peso	DBAB	Buy	1,968,980,000	3,892,419		1/27/12	-	(101,496)
Japanese Yen	HSBK	Sell	817,266,455	9,971,528		1/27/12	-	(585,282)
British Pound	JPHQ	Buy	1,451,709	2,284,787		1/30/12	-	(7,846)
Chilean Peso	DBAB	Buy	4,531,910,000	9,031,307		1/30/12	-	(309,037)
Chilean Peso	JPHQ	Buy	596,880,000	1,181,707		1/30/12	-	(32,931)
Malaysian Ringgit	JPHQ	Buy	48,000,000	15,500,872		1/30/12	-	(438,741)
Swedish Krona	DBAB	Buy	89,650,000	9,982,740	EUR	1/30/12	-	(223,568)
British Pound	MSCO	Buy	713,206	1,129,076		1/31/12	-	(10,455)
Chilean Peso	DBAB	Buy	2,733,940,000	5,445,553		1/31/12	-	(184,266)
Philippine Peso	DBAB	Buy	88,130,000	2,044,258		1/31/12	-	(35,253)
British Pound	CITI	Buy	2,388,131	3,777,474		2/01/12	-	(31,868)
British Pound	MSCO	Buy	2,749,549	4,334,155		2/01/12	-	(21,692)
British Pound	BZWS	Buy	296,330	467,215		2/01/12	-	(2,443)
Euro	UBSW	Sell	338,000	460,251		2/01/12	5,746	-
Australian Dollar	UBSW	Buy	3,674,582	3,563,426		2/08/12	184,602	-
Australian Dollar	MSCO	Buy	3,675,596	3,573,966		2/08/12	175,097	-
Euro	CITI	Sell	8,393,000	11,338,188		2/08/12	51,397	-
Euro	UBSW	Sell	6,294,000	8,524,908		2/08/12	60,824	-
Euro	HSBK	Sell	675,000	912,195		2/08/12	4,464	-
Australian Dollar	DBAB	Buy	2,328,000	184,791,984	JPY	2/09/12	-	(13,215)
Australian Dollar	CITI	Buy	2,328,000	184,726,800	JPY	2/09/12	-	(12,373)
Australian Dollar	BZWS	Buy	2,328,000	184,610,400	JPY	2/09/12	-	(10,869)
Euro	HSBK	Sell	6,987,000	9,396,118		2/09/12	1	-
Euro	BZWS	Sell	9,316,000	12,557,968		2/09/12	29,812	-
Euro	DBAB	Sell	2,336,000	3,146,218		2/09/12	4,766	-
Chilean Peso	DBAB	Buy	727,600,000	1,478,261		2/10/12	-	(79,501)
Euro	BZWS	Sell	7,943,000	10,770,708		2/10/12	88,854	-
Japanese Yen	HSBK	Sell	286,780,000	3,503,298		2/10/12	-	(201,945)
Japanese Yen	MSCO	Sell	110,363,000	1,350,617		2/10/12	-	(75,290)
Chilean Peso	DBAB	Buy	935,230,000	1,900,102		2/13/12	-	(102,749)
Chilean Peso	BZWS	Buy	726,200,000	1,473,620		2/13/12	-	(77,987)
Euro	UBSW	Sell	6,873,000	9,331,953		2/13/12	88,769	-
British Pound	BZWS	Buy	1,592,263	2,537,080		2/14/12	-	(40,038)
Chilean Peso	MSCO	Buy	1,235,940,000	2,542,302		2/14/12	-	(167,283)
Chilean Peso	DBAB	Buy	718,400,000	1,464,927		2/14/12	-	(84,428)
British Pound	MSCO	Buy	1,945,027	3,092,087		2/15/12	-	(41,857)

Templeton Global Income Fund

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Japanese Yen	JPHQ	Sell	100,450,000	1,223,806	2/15/12	-	(74,130)
Japanese Yen	DBAB	Sell	85,279,140	1,038,091	2/15/12	-	(63,820)
British Pound	CITI	Buy	1,667,672	2,651,093	2/16/12	-	(35,841)
Chilean Peso	MSCO	Buy	2,237,460,000	4,646,854	2/16/12	-	(348,179)
Euro	JPHQ	Sell	6,214,000	8,311,846	2/16/12	-	(45,333)
Euro	UBSW	Sell	6,214,000	8,315,388	2/16/12	-	(41,791)
Euro	DBAB	Sell	6,210,000	8,332,702	2/17/12	-	(19,183)
Malaysian Ringgit	HSBK	Buy	6,108,000	1,973,123	2/17/12	-	(57,008)
Chilean Peso	DBAB	Buy	1,047,180,000	2,165,385	2/21/12	-	(154,558)
Chilean Peso	JPHQ	Buy	664,600,000	1,364,332	2/21/12	-	(88,146)
Euro	UBSW	Sell	6,210,000	8,314,010	2/21/12	-	(38,213)
Chilean Peso	JPHQ	Buy	1,128,000,000	2,341,463	2/22/12	-	(175,669)
Japanese Yen	HSBK	Sell	187,760,000	2,265,854	2/22/12	-	(160,511)
Chilean Peso	DBAB	Buy	1,106,070,000	2,285,080	2/23/12	-	(161,612)
Japanese Yen	JPHQ	Sell	187,900,000	2,266,450	2/23/12	-	(161,765)
Chilean Peso	CITI	Buy	2,019,520,000	4,161,814	2/27/12	-	(286,288)
Chilean Peso	DBAB	Buy	1,650,520,000	3,383,164	2/27/12	-	(215,762)
Chilean Peso	MSCO	Buy	1,419,160,000	2,925,048	2/27/12	-	(201,633)
Chilean Peso	MSCO	Buy	1,174,700,000	2,396,858	2/28/12	-	(142,804)
Chilean Peso	JPHQ	Buy	364,500,000	750,772	2/28/12	-	(51,358)
Chilean Peso	BZWS	Buy	1,265,300,000	2,577,511	2/29/12	-	(149,766)
Chilean Peso	DBAB	Buy	497,300,000	1,027,394	2/29/12	-	(73,220)
Chilean Peso	DBAB	Buy	1,082,945,000	2,205,142	3/01/12	-	(127,416)
Chilean Peso	BZWS	Buy	633,600,000	1,288,853	3/01/12	-	(73,235)
Japanese Yen	UBSW	Sell	219,700,000	2,702,536	3/01/12	-	(136,993)
Japanese Yen	JPHQ	Sell	197,000,000	2,423,720	3/01/12	-	(122,421)
Japanese Yen	HSBK	Sell	196,900,000	2,423,385	3/01/12	-	(121,464)
Mexican Peso	MSCO	Buy	117,000,000	9,390,877	3/01/12	-	(867,601)
Australian Dollar	DBAB	Buy	13,946,000	14,167,741	3/02/12	-	(56,673)
Chilean Peso	DBAB	Buy	1,082,945,000	2,205,142	3/02/12	-	(127,549)
Chilean Peso	DBAB	Buy	1,173,870,000	2,391,748	3/05/12	-	(140,151)
Chilean Peso	DBAB	Buy	1,166,790,000	2,370,802	3/07/12	-	(133,071)
Euro	MSCO	Sell	3,640,000	5,035,758	3/08/12	139,389	-
Euro	UBSW	Sell	4,817,000	6,664,560	3/08/12	184,942	-
Euro	HSBK	Sell	1,285,000	1,775,870	3/08/12	47,344	-
Chilean Peso	DBAB	Buy	1,135,180,000	2,323,808	3/09/12	-	(146,979)
British Pound	BZWS	Buy	1,162,068	1,862,632	3/12/12	-	(40,727)
Chilean Peso	MSCO	Buy	521,800,000	1,061,000	3/12/12	-	(60,585)
British Pound	MSCO	Buy	2,158,374	3,449,319	3/14/12	-	(65,463)
Chilean Peso	DBAB	Buy	2,298,030,000	4,685,547	3/15/12

Templeton Global Income Fund

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

							-	(280,519)
Japanese Yen	CITI	Sell	220,552,000	2,745,199		3/19/12	-	(106,558)
Japanese Yen	UBSW	Sell	178,800,000	2,225,680		3/19/12	-	(86,219)
Japanese Yen	MSCO	Sell	132,400,000	1,647,504		3/19/12	-	(64,440)
Chilean Peso	JPHQ	Buy	670,400,000	1,345,509		3/21/12	-	(60,931)
Japanese Yen	UBSW	Sell	125,158,380	1,549,508		3/23/12	-	(68,954)
Chilean Peso	DBAB	Buy	1,107,150,000	2,218,293		3/30/12	-	(98,061)
New Israeli Shekel	MSCO	Buy	31,916,650	8,916,262		3/30/12	-	(438,363)
Chilean Peso	DBAB	Buy	1,176,260,000	2,347,684		4/02/12	-	(95,535)
Euro	UBSW	Sell	3,955,000	5,553,413		4/10/12	231,906	-
Euro	HSBK	Sell	7,909,000	11,112,303		4/10/12	470,634	-
Euro	DBAB	Sell	1,821,000	2,564,696		4/10/12	114,516	-
Indian Rupee	DBAB	Buy	110,524,000	2,359,104		4/11/12	-	(273,360)
Euro	UBSW	Sell	3,144,000	4,482,008		4/12/12	251,644	-
Indian Rupee	DBAB	Buy	237,003,000	5,077,185		4/13/12	-	(605,430)
Euro	HSBK	Sell	4,695,000	6,728,311		4/16/12	410,818	-
Indian Rupee	JPHQ	Buy	159,192,000	3,401,538		4/16/12	-	(398,747)
Malaysian Ringgit	JPHQ	Buy	5,072,841	1,657,196		4/19/12	-	(67,291)
Japanese Yen	UBSW	Sell	146,100,000	1,778,779		4/20/12	-	(111,740)
Japanese Yen	CITI	Sell	146,000,000	1,778,601		4/20/12	-	(110,624)
Euro	DBAB	Sell	6,027,000	8,521,274		4/23/12	411,013	-
Malaysian Ringgit	JPHQ	Buy	14,535,000	4,752,951		4/23/12	-	(197,735)
Swedish Krona	BZWS	Buy	29,978,900	3,322,793	EUR	4/30/12	-	(70,771)
Japanese Yen	CITI	Sell	304,465,000	3,788,150		5/10/12	-	(153,464)
Chilean Peso	MSCO	Buy	730,900,000	1,505,365		5/11/12	-	(109,408)
Japanese Yen	UBSW	Sell	304,315,000	3,785,483		5/11/12	-	(154,283)
Japanese Yen	DBAB	Sell	203,561,000	2,532,074		5/11/12	-	(103,297)
Chilean Peso	MSCO	Buy	2,278,980,000	4,617,713		5/22/12	-	(268,100)
Euro	DBAB	Sell	1,274,797	1,705,583		5/25/12	-	(10,296)
Swedish Krona	BZWS	Buy	150,288,486	16,139,227	EUR	6/01/12	316,565	-
Indian Rupee	HSBK	Buy	173,786,000	3,681,127		6/04/12	-	(417,191)
Indian Rupee	HSBK	Buy	29,570,000	627,946		6/08/12	-	(72,727)
Polish Zloty	DBAB	Buy	26,670,000	6,587,462	EUR	6/08/12	-	(1,045,509)
Polish Zloty	CITI	Buy	5,203,000	1,285,834	EUR	6/08/12	-	(204,907)
Euro	DBAB	Sell	6,991,000	10,079,973		6/11/12	668,618	-
Euro	DBAB	Sell	3,108,000	4,459,048		6/13/12	274,948	-
Indian Rupee	HSBK	Buy	74,630,000	1,584,501		6/13/12	-	(183,671)
Euro	DBAB	Sell	648,000	925,901		6/14/12	53,533	-
Indian Rupee	DBAB	Buy	68,380,000	1,442,920		6/20/12	-	(159,990)
Swedish Krona	UBSW	Buy	87,325,000	9,390,795	EUR	6/29/12	155,275	-

Templeton Global Income Fund

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Euro	DBAB	Sell	894,000	1,252,530		7/16/12	48,624	-
Euro	MSCO	Sell	1,001,000	1,396,520		7/16/12	48,523	-
Euro	UBSW	Sell	1,138,000	1,594,167		7/16/12	61,679	-
Swedish Krona	UBSW	Buy	45,098,000	4,848,987	EUR	7/16/12	77,791	-
Euro	DBAB	Sell	1,403,000	1,967,974		7/18/12	78,588	-
Euro	MSCO	Sell	227,000	317,800		7/18/12	12,105	-
Euro	UBSW	Sell	1,138,000	1,595,761		7/18/12	63,243	-
Malaysian Ringgit	DBAB	Buy	9,759,000	2,274,507	EUR	7/18/12	-	(8,476)
Euro	BZWS	Sell	1,052,000	1,473,957		7/19/12	57,241	-
Indian Rupee	JPHQ	Buy	33,196,000	714,353		7/19/12	-	(92,712)
Euro	MSCO	Sell	905,000	1,261,163		7/20/12	42,398	-
Euro	DBAB	Sell	772,000	1,076,824		7/20/12	37,171	-
Malaysian Ringgit	DBAB	Buy	75,842,000	24,828,783		7/20/12	-	(1,091,088)
Malaysian Ringgit	DBAB	Buy	11,019,000	2,586,741	EUR	7/20/12	-	(34,744)
Euro	DBAB	Sell	701,000	983,328		7/23/12	39,264	-
Malaysian Ringgit	DBAB	Buy	117,760,000	38,816,006		7/25/12	-	(1,961,172)
Malaysian Ringgit	DBAB	Buy	14,167,000	3,310,433	EUR	7/25/12	-	(24,589)
Malaysian Ringgit	JPHQ	Buy	123,816,000	41,069,391		7/27/12	-	(2,320,382)
Malaysian Ringgit	JPHQ	Buy	14,167,000	3,301,715	EUR	7/27/12	-	(13,062)
Malaysian Ringgit	JPHQ	Sell	123,816,000	40,226,121		7/27/12	1,477,112	-
Swedish Krona	DBAB	Buy	45,098,000	4,909,748	EUR	7/27/12	-	(6,275)
Malaysian Ringgit	HSBK	Buy	1,687,000	566,868		7/31/12	-	(38,942)
Euro	BZWS	Sell	1,514,036	2,150,840		8/06/12	111,561	-
Euro	DBAB	Sell	893,000	1,268,899		8/06/12	66,104	-
Euro	CITI	Sell	660,514	927,329		8/08/12	37,655	-
Euro	DBAB	Sell	2,248,000	3,163,498		8/08/12	135,575	-
Malaysian Ringgit	HSBK	Buy	3,400,000	1,131,598		8/08/12	-	(67,735)
Euro	DBAB	Sell	1,775,000	2,515,335		8/09/12	124,493	-
Euro	CITI	Sell	191,388	269,292		8/09/12	11,502	-
South Korean Won	HSBK	Buy	7,294,254,000	6,712,916		8/09/12	-	(371,933)
Euro	DBAB	Sell	1,183,000	1,671,922		8/10/12	78,461	-
Euro	DBAB	Sell	2,248,000	3,183,884		8/13/12	155,820	-
South Korean Won	JPHQ	Buy	980,000,000	896,451		8/16/12	-	(44,609)
South Korean Won	HSBK	Buy	7,084,000,000	6,517,619		8/17/12	-	(360,108)
Japanese Yen	UBSW	Sell	619,237,000	8,117,947		8/20/12	79,479	-
Japanese Yen	DBAB	Sell	380,000,000	4,973,757		8/20/12	40,884	-
Japanese Yen	JPHQ	Sell	307,706,000	4,025,195		8/20/12	30,787	-
Japanese Yen	HSBK	Sell	1,286,140,000	16,876,411		8/20/12	180,712	-
Japanese Yen	MSCO	Sell	245,000,000	3,218,010		8/22/12	37,432	-
Japanese Yen	DBAB	Sell	307,444,000	4,037,931		8/22/12

Templeton Global Income Fund

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

							46,707	-
Japanese Yen	BZWS	Sell	307,053,000	4,033,272		8/22/12	47,124	-
Norwegian Krone	UBSW	Buy	44,332,000	5,579,300	EUR	8/22/12	83,170	-
Euro	BZWS	Sell	547,736	787,644		8/23/12	49,773	-
Japanese Yen	CSFB	Sell	608,984,000	8,003,470		8/23/12	97,452	-
Japanese Yen	DBAB	Sell	303,441,000	4,001,253		8/23/12	61,888	-
Japanese Yen	CITI	Sell	613,483,000	8,076,395		8/23/12	111,970	-
Norwegian Krone	UBSW	Buy	44,332,000	5,554,484	EUR	8/23/12	116,295	-
Euro	BZWS	Sell	917,054	1,315,606		8/24/12	80,203	-
Indian Rupee	JPHQ	Buy	220,000,000	4,664,149		8/24/12	-	(553,963)
Indian Rupee	HSBK	Buy	115,936,000	2,456,360		8/24/12	-	(290,366)
Indian Rupee	DBAB	Buy	100,473,000	2,126,489		8/24/12	-	(249,386)
Japanese Yen	JPHQ	Sell	612,179,000	8,024,893		8/24/12	77,180	-
Euro	BZWS	Sell	1,922,060	2,766,123		8/27/12	176,770	-
Euro	UBSW	Sell	8,685,912	12,495,727		8/27/12	794,273	-
Japanese Yen	BZWS	Sell	860,890,000	11,288,140		8/27/12	110,595	-
Japanese Yen	DBAB	Sell	509,728,000	6,707,653		8/27/12	89,493	-
Japanese Yen	UBSW	Sell	696,345,000	9,158,518		8/27/12	117,377	-
Japanese Yen	HSBK	Sell	980,688,000	12,865,700		8/27/12	132,732	-
Japanese Yen	JPHQ	Sell	450,908,000	5,929,099		8/27/12	74,641	-
Norwegian Krone	BZWS	Buy	44,332,000	5,571,236	EUR	8/27/12	92,507	-
Swedish Krona	DBAB	Buy	28,384,373	3,076,197	EUR	8/27/12	10,895	-
Swedish Krona	UBSW	Buy	91,000,000	9,870,383	EUR	8/27/12	23,977	-
Euro	JPHQ	Sell	3,821,732	5,495,039		8/29/12	346,427	-
Euro	DBAB	Sell	552,150	790,458		8/29/12	46,605	-
Japanese Yen	BZWS	Sell	726,500,000	9,534,121		8/30/12	100,718	-
Euro	DBAB	Sell	25,830	37,358		8/31/12	2,559	-
Japanese Yen	JPHQ	Sell	304,127,000	3,985,676		8/31/12	36,568	-
Euro	DBAB	Sell	296,000	419,971		9/06/12	21,181	-
Indian Rupee	DBAB	Buy	71,050,000	1,497,082		9/06/12	-	(170,653)
Euro	BZWS	Sell	564,724	792,929		9/10/12	32,078	-
Euro	DBAB	Sell	651,000	910,625		9/10/12	33,535	-
New Israeli Shekel	DBAB	Buy	35,742,000	9,685,654		9/10/12	-	(201,663)
Euro	BZWS	Sell	552,985	773,073		9/12/12	28,028	-
Euro	DBAB	Sell	296,000	405,020		9/13/12	6,212	-
Euro	BZWS	Sell	1,578,664	2,159,336		9/14/12	32,352	-
Euro	UBSW	Sell	1,471,272	2,016,673		9/17/12	34,343	-
Singapore Dollar	CITI	Buy	21,787,381	17,727,586		9/17/12	-	(663,342)
Singapore Dollar	DBAB	Buy	9,461,270	7,675,864		9/17/12	-	(265,638)
Euro	BZWS	Sell	370,478	513,557		9/19/12	14,384	-

Templeton Global Income Fund

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Euro	BZWS	Sell	899,632	1,223,967		9/24/12	11,787	-
Philippine Peso	DBAB	Buy	123,655,000	2,779,076		9/24/12	8,835	-
Indian Rupee	DBAB	Buy	225,000,000	4,371,224		9/27/12	-	(175,554)
Japanese Yen	JPHQ	Sell	130,931,000	1,725,046		9/28/12	23,657	-
Philippine Peso	HSBK	Buy	43,900,000	1,004,255		9/28/12	-	(14,580)
Philippine Peso	HSBK	Buy	35,200,000	801,914		10/03/12	-	(8,460)
Philippine Peso	DBAB	Buy	150,587,000	3,457,796		10/04/12	-	(63,444)
Philippine Peso	HSBK	Buy	120,792,000	2,740,228		10/04/12	-	(17,480)
Philippine Peso	DBAB	Buy	180,042,000	4,134,145		10/05/12	-	(75,946)
Philippine Peso	HSBK	Buy	180,085,000	4,059,534		10/05/12	-	(366)
Philippine Peso	DBAB	Buy	147,797,000	3,395,681		10/09/12	-	(64,594)
Philippine Peso	JPHQ	Buy	47,563,000	1,090,394		10/09/12	-	(18,407)
Philippine Peso	HSBK	Buy	177,650,000	4,084,753		10/11/12	-	(81,012)
Philippine Peso	DBAB	Buy	118,267,000	2,716,908		10/11/12	-	(51,496)
Philippine Peso	JPHQ	Buy	59,005,000	1,352,705		10/11/12	-	(22,895)
Philippine Peso	JPHQ	Buy	82,667,000	1,911,376		10/12/12	-	(48,331)
Philippine Peso	DBAB	Buy	35,215,000	806,758		10/12/12	-	(13,127)
Philippine Peso	JPHQ	Buy	145,824,000	3,344,912		10/15/12	-	(58,737)
Philippine Peso	HSBK	Buy	58,717,000	1,345,640		10/15/12	-	(22,440)
Euro	HSBK	Sell	11,729,000	16,107,278		10/17/12	301,072	-
Norwegian Krone	BZWS	Buy	84,752,000	10,757,378	EUR	10/18/12	3,132	-
Philippine Peso	HSBK	Buy	115,412,000	2,676,469		10/19/12	-	(75,869)
Philippine Peso	DBAB	Buy	32,011,000	733,020		10/19/12	-	(11,711)
Philippine Peso	DBAB	Buy	127,962,000	2,930,875		10/22/12	-	(47,679)
Philippine Peso	JPHQ	Buy	64,253,000	1,479,461		10/22/12	-	(31,735)
Chilean Peso	CITI	Buy	219,208,545	412,046		10/24/12	2,089	-
Euro	BZWS	Sell	322,441	443,066		10/24/12	8,520	-
Euro	BZWS	Sell	2,458,466	3,410,876		10/25/12	97,634	-
Euro	CITI	Sell	960,795	1,337,590		10/26/12	42,731	-
Norwegian Krone	BZWS	Buy	34,142,000	4,366,655	EUR	10/26/12	-	(45,201)
Chilean Peso	DBAB	Buy	94,814,000	181,723		10/29/12	-	(2,654)
Chilean Peso	BZWS	Buy	47,431,000	90,899		10/29/12	-	(1,319)
Indian Rupee	HSBK	Buy	159,768,000	3,097,810		10/29/12	-	(123,774)
Indian Rupee	DBAB	Buy	156,104,000	3,022,079		10/29/12	-	(116,248)
Norwegian Krone	BZWS	Buy	118,883,000	15,214,103	EUR	10/29/12	-	(172,421)
Philippine Peso	JPHQ	Buy	61,866,000	1,437,374		10/29/12	-	(43,650)
Philippine Peso	MSCO	Buy	12,060,000	279,167		10/29/12	-	(7,478)
Euro	DBAB	Sell	1,646,550	2,321,323		10/31/12	102,204	-
Indian Rupee	DBAB	Buy	329,664,000	6,408,734		10/31/12	-	(272,806)
Indian Rupee	HSBK	Buy	237,998,000	4,625,811		10/31/12

Templeton Global Income Fund

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

						-	(196,032)
Euro	DBAB	Sell	111,459	155,033	11/02/12	4,813	-
Euro	BZWS	Sell	783,291	1,079,845	11/05/12	24,139	-
Euro	BZWS	Sell	517,652	711,849	11/08/12	14,154	-
Japanese Yen	CITI	Sell	104,080,747	1,343,654	11/08/12	-	(10,276)
Japanese Yen	BZWS	Sell	102,242,000	1,325,408	11/13/12	-	(4,776)
Japanese Yen	BZWS	Sell	183,499,000	2,380,013	11/14/12	-	(7,400)
Japanese Yen	UBSW	Sell	103,657,300	1,346,111	11/14/12	-	(2,523)
Philippine Peso	DBAB	Buy	27,300,000	631,360	11/14/12	-	(16,565)
Euro	BZWS	Sell	398,651	543,899	11/15/12	6,570	-
Japanese Yen	DBAB	Sell	592,373,000	7,757,330	11/16/12	49,861	-
Euro	UBSW	Sell	4,666,969	6,341,945	11/19/12	51,322	-
Euro	BZWS	Sell	111,647	153,051	11/19/12	2,562	-
Euro	DBAB	Sell	706,155	957,758	11/19/12	5,929	-
Japanese Yen	JPHQ	Sell	295,806,000	3,871,553	11/19/12	22,468	-
Japanese Yen	HSBK	Sell	154,574,000	2,025,075	11/19/12	13,728	-
Japanese Yen	UBSW	Sell	236,300,000	3,099,016	11/19/12	24,235	-
Japanese Yen	BZWS	Sell	733,240,000	9,622,572	11/19/12	81,510	-
Euro	BZWS	Sell	389,355	528,355	11/21/12	3,535	-
Japanese Yen	BZWS	Sell	823,639,000	10,823,114	11/21/12	105,203	-
	Unrealized appreciation (depreciation)					15,758,237	(30,847,556)
	Net unrealized appreciation (depreciation)						$ (15,089,319)

* In U.S. dollars unless otherwise indicated.

At November 30, 2011, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount*	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
JPHQ	Receive	3.558%	3-month USD BBA LIBOR	1,160,000	3/04/21	$ -	$ (151,564)
DBAB	Receive	3.523%	3-month USD BBA LIBOR	3,970,000	3/28/21	-	(493,208)
JPHQ	Receive	4.215%	3-month USD BBA LIBOR	3,030,000	1/11/41	-	(959,732)
CITI	Receive	4.347%	3-month USD BBA LIBOR	6,980,000	2/25/41	-	(2,374,390)
JPHQ	Receive	4.349%	3-month USD BBA LIBOR	6,980,000	2/25/41	-	(2,454,125)
JPHQ	Receive	4.320%	3-month USD BBA LIBOR	5,230,000	2/28/41	-	(1,756,973)
JPHQ	Receive	4.299%	3-month USD BBA LIBOR	1,740,000	3/01/41	-	(572,417)
Unrealized appreciation (depreciation)						-	(8,762,409)
Net unrealized appreciation (depreciation)							$ (8,762,409)

Templeton Global Income Fund
Statement of Investments, November 30, 2011 (unaudited) (continued)

* In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
JPY - Japanese Yen
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
Selected Portfolio

BHAC - Berkshire Hathaway Assurance Corp.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
ID - Improvement District
NATL - National Public Financial Guarantee Corp.
USD - Unified/Union School District

Counterparty

BOFA - Bank of America N.A.
BZWS - Barclays Bank PLC
CITI - Citibank, N.A.
CSFB - Credit Suisse First Boston
DBAB - Deutsche Bank AG
HSBK - HSBC Bank PLC
JPHQ - JPMorgan Chase N.A.
MSCO - Morgan Stanley and Co. Inc.
UBSW - UBS AG

Templeton Global Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

4. INCOME TAXES

At November 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5.	FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

[a]	For detailed country descriptions, see the accompanying Statement of Investments.
6.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date January 25, 2012

By /s/ MARK H. OTANI
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date January 25, 2012